Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 97.4%
ARGENTINA — 2.1%
MercadoLibre, Inc.*	93,659	$137,879,160

BRAZIL — 7.2%
B3 SA - Brasil Bolsa Balcao	7,398,100	71,856,329
Banco Bradesco SA ADR	14,254,127	66,994,397
Petroleo Brasileiro SA ADR	16,290,800	138,145,984
Petroleo Brasileiro SA ADR	5,531,302	47,237,319
Vale SA ADR	8,098,297	140,748,402
		464,982,431
CANADA — 0.0%(1)
Valeura Energy, Inc.*	4,672,400	2,082,075

CHILE — 1.2%
Lundin Mining Corp.	7,747,573	79,713,630

CHINA — 34.8%
Alibaba Group Holding Ltd.*	14,186,720	403,081,970
BeiGene Ltd. ADR*	119,817	41,705,901
Brilliance China Automotive Holdings Ltd.	35,694,000	33,773,679
Burning Rock Biotech Ltd. ADR*	1,157,314	31,154,893
China Merchants Bank Co., Ltd., Class H	18,282,000	140,061,866
Contemporary Amperex Technology Co., Ltd., Class A	1,545,075	76,794,159
Dada Nexus Ltd. ADR*	1,008,466	27,369,767
Geely Automobile Holdings Ltd.	22,698,000	58,380,733
Haier Smart Home Co., Ltd., Class H *	13,771,080	55,489,625
HUYA, Inc. ADR*	1,130,400	22,020,192
JD.com, Inc., Class A *	1,494,252	63,016,092
KE Holdings, Inc. ADR*	650,437	37,061,900
Kingdee International Software Group Co., Ltd.*	5,368,000	16,833,990
Kingsoft Cloud Holdings Ltd. ADR*	1,566,082	61,578,344
Kuaishou Technology*	2,321,500	80,627,340
Li Ning Co., Ltd.	6,135,500	40,138,345
Lufax Holding Ltd. ADR*	3,779,662	54,880,692
Meituan, Class B *	4,600,100	179,515,205
Midea Group Co., Ltd., Class A	2,789,162	35,144,167
Minth Group Ltd.	6,106,000	25,580,435
Ping An Bank Co., Ltd., Class A	18,241,308	61,408,480
Ping An Insurance Group Co. of China Ltd., Class H	16,152,000	193,199,827
Shenzhou International Group Holdings Ltd.	2,366,500	49,499,019
Tencent Holdings Ltd.	3,512,300	280,308,076
Tencent Music Entertainment Group ADR*	3,077,789	63,063,897
Yatsen Holding Ltd. ADR*	1,337,823	16,522,114
Zai Lab Ltd. ADR*	518,586	69,194,930
Zijin Mining Group Co., Ltd., Class H	20,300,000	25,105,207
		2,242,510,845
INDIA — 11.0%
HDFC Life Insurance Co., Ltd.*	3,822,263	36,478,339
Housing Development Finance Corp., Ltd.	4,166,631	143,162,755
ICICI Lombard General Insurance Co., Ltd.	1,334,540	26,232,594
ICICI Prudential Life Insurance Co., Ltd.*	3,912,112	23,886,498
IDFC First Bank Ltd.*	59,574,979	45,385,804
Mahindra & Mahindra Ltd.	3,195,699	34,927,680
Maruti Suzuki India Ltd.	350,372	32,983,400
Reliance Industries Ltd.	6,851,457	188,389,213
Tata Consultancy Services Ltd.	1,600,419	69,733,255
Tech Mahindra Ltd.	4,263,318	57,980,131
UltraTech Cement Ltd.	540,372	49,941,478
		709,101,147

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
INDONESIA — 1.1%
Bank Rakyat Indonesia Persero Tbk PT*	227,540,300	$69,032,159

MEXICO — 1.9%
Cemex SAB de CV, Participating Certificates ADR*	7,296,014	50,853,218
Grupo Financiero Banorte SAB de CV, Class O *	7,241,393	40,831,260
Wal-Mart de Mexico SAB de CV	9,615,560	30,366,907
		122,051,385
PANAMA — 0.7%
Copa Holdings SA, Class A *	562,851	45,472,732

POLAND — 1.3%
Allegro.eu SA*	3,399,689	47,856,024
KGHM Polska Miedz SA*	785,769	37,752,721
		85,608,745
RUSSIA — 7.1%
Magnit PJSC GDR Reg S	1,878,427	28,160,305
MMC Norilsk Nickel PJSC ADR	5,435,857	169,404,613
Moscow Exchange MICEX-RTS PJSC	13,569,500	31,229,549
Ozon Holdings PLC ADR*	675,409	37,870,183
Sberbank of Russia PJSC ADR	12,495,430	192,123,247
		458,787,897
SOUTH AFRICA — 3.0%
Naspers Ltd., N Shares	816,780	195,627,327

SOUTH KOREA — 11.7%
Coupang, Inc.*	504,391	24,891,696
Doosan Bobcat, Inc.*	807,374	30,133,744
Hyundai Motor Co.	238,138	46,152,884
LG Chem Ltd.	157,293	112,562,442
NAVER Corp.	151,707	50,791,855
Samsung Electronics Co., Ltd.	4,038,755	292,182,208
Samsung SDI Co., Ltd.	186,790	109,836,718
SK Hynix, Inc.	731,244	86,331,933
		752,883,480
TAIWAN — 12.2%
MediaTek, Inc.	4,829,000	166,102,230
Sea Ltd. ADR*	292,059	65,196,330
Taiwan Semiconductor Manufacturing Co., Ltd.	26,476,310	557,570,221
		788,868,781
THAILAND — 0.5%
Siam Commercial Bank PCL (The) NVDR	9,425,900	33,673,230

ZAMBIA — 1.6%
First Quantum Minerals Ltd.	5,275,361	100,537,038
Total Common Stocks (cost $3,995,384,530)		6,288,812,062
PREFERRED STOCKS — 1.7%
SOUTH KOREA — 1.7%
Samsung Electronics Co., Ltd. 3.46% (cost $45,174,079)	1,680,264	108,827,707
TOTAL INVESTMENTS — 99.1% (cost $4,040,558,609)		$6,397,639,769
Other assets less liabilities — 0.9%		56,809,354
NET ASSETS — 100.0%		$6,454,449,123

(1)	Amount rounds to less than 0.1%.
*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At March 31, 2021, the net value of these securities was $28,160,305 representing 0.4% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,585,856,630	$4,702,955,432	$—	$6,288,812,062
Preferred Stocks**	—	108,827,707	—	108,827,707
Total	$1,585,856,630	$4,811,783,139	$—	$6,397,639,769

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.